Intangible Assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥) Segments	Mar. 31, 2022 JPY (¥)	Mar. 31, 2021 JPY (¥)
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4
Goodwill	¥ 272,006	¥ 396,279	¥ 203,891
Impairment loss	126,151	0	42,398
Contractual commitments to acquire intangible assets	631
Research and development expenditure recognized	0	35	60
Impairment loss of intangible assets	9,368	55,816	448
SMBC Nikko Securities Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,000,000
Recoverable amount of asset	111,219
SMBC Retail Banking Unit [Member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset		136,328
Fullerton India Credit Company Limited [Member] | Foreign countries [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	192,165	190,986
Leasehold rights [member]
Disclosure of detailed information about intangible assets [line items]
Other intangibles	6,512	6,639
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss of intangible assets	¥ 665
Other intangibles [member] | SMBC Trust Bank Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Pre Tax Discount Rate	7.00%
Computer software [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss of intangible assets	¥ 17	49,304
Computer software [member] | Not internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss of intangible assets	¥ 6,162	6,512
Computer software [member] | SMBC Retail Banking Unit [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss of intangible assets		32,678
Wholesale Business Unit [member]
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4
Retail Business Segment [member] | SMBC Consumer Finance Co., Ltd [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 56,692	56,692
Head Office Account and Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	12,678	329,350	¥ 137,489
Impairment loss	126,151
Head Office Account and Others [member] | SMBC Nikko Securities Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	12,678	109,629
Head Office Account and Others [member] | Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		12,678
SMFGSecurities Segment [member] | SMBC Nikko Securities Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	109,629
Aggregated individually immaterial business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 10,471	¥ 26,294